Regulatory Assets And Liabilities	12 Months Ended
Dec. 31, 2014
Entity Information [Line Items]
Regulatory Assets And Liabilities
REGULATORY ASSETS AND LIABILITIES

Regulatory assets represent deferred costs or credits that have been included as allowable costs or credits for ratemaking purposes. IPL has recorded regulatory assets or liabilities relating to certain costs or credits as authorized by the IURC or established regulatory practices in accordance with ASC 980. IPL is amortizing non tax‑related regulatory assets to expense over periods ranging from 1 to 35 years. Tax-related regulatory assets represent the net income tax costs to be considered in future regulatory proceedings generally as the tax-related amounts are paid.

The amounts of regulatory assets and regulatory liabilities at December 31 are as follows:

	2014	2013	Recovery Period
	(In Thousands)
Regulatory Assets
Current:
Environmental project costs	$—	$2,409	Through 2015 (1)
Green Power	93	—	Through 2015 (1)
Total current regulatory assets	$93	$2,409
Long-term:
Unrecognized pension and other
postretirement benefit plan costs	$229,590	$183,757	Various
Income taxes recoverable through rates	31,335	41,970	Various
Deferred MISO costs	110,500	97,540	To be determined(2)
Unamortized Petersburg Unit 4 carrying
charges and certain other costs	12,302	14,244	Through 2026 (1)(3)
Unamortized reacquisition premium on debt	24,585	25,893	Over remaining life of debt
Environmental project costs	7,671	5,505	Through 2021(1)
Other miscellaneous	3,210	538	To be determined(2)
Total long-term regulatory assets	$419,193	$369,447
Total regulatory assets	$419,286	$371,856
Regulatory Liabilities
Current:
Deferred fuel	$17,837	$2,600	Through 2015 (1)
FTR’s	6,235	4,288	Through 2015 (1)
Fuel related	—	2,500	Through 2015 (4)
DSM program costs	2,001	3,048	Through 2015 (1)
Environmental projects	1,870	—	Through 2015 (1)
Total current regulatory liabilities	$27,943	$12,436
Long-term:
ARO and accrued asset removal costs	607,628	580,865	Not Applicable
Unamortized investment tax credit	3,289	4,317	Through 2021
Fuel related	—	571	To be determined(4)
Total long-term regulatory liabilities	$610,917	$585,753
Total regulatory liabilities	$638,860	$598,189

(1) Recovered (credited) per specific rate orders
(2) Recovery is probable but timing not yet determined
(3) Recovered with a current return
(4) Per IURC Order, offset MISO transmission expansion costs beginning October 2011

Deferred Fuel

Deferred fuel costs are a component of current regulatory assets and are expected to be recovered through future FAC proceedings. IPL records deferred fuel in accordance with standards prescribed by the FERC. The deferred fuel adjustment is the result of variances between estimated fuel and purchased power costs in IPL’s FAC and actual fuel and purchased power costs. IPL is generally permitted to recover underestimated fuel and purchased power costs in future rates through the FAC proceedings and therefore the costs are deferred when incurred and amortized into fuel expense in the same period that IPL’s rates are adjusted to reflect these costs.

Deferred fuel was a regulatory liability of $17.8 million and $2.6 million as of December 31, 2014 and December 31, 2013.  The deferred fuel liability increased $15.2 million in 2014 as a result of IPL charging more for fuel than our actual costs to our jurisdictional customers.

Unrecognized Pension and Postretirement Benefit Plan Costs

In accordance with ASC 715 “Compensation – Retirement Benefits” and ASC 980, we recognize a regulatory asset equal to the unrecognized actuarial gains and losses and prior service costs. Pension expenses are recorded based on the benefit plan’s actuarially determined pension liability and associated level of annual expenses to be recognized. The other postretirement benefit plan’s deferred benefit cost is the excess of the other postretirement benefit liability over the amount previously recognized.

Income Taxes Recoverable Through Rates

This amount represents the portion of deferred income taxes that we believe will be recovered through future rates, based upon established regulatory practices, which permit the recovery of current taxes. Accordingly, this regulatory asset is offset by a deferred tax liability and is expected to be recovered, without interest, over the period underlying book-tax timing differences reverse and become current taxes.

Deferred MISO Costs

These consist of administrative costs for transmission services, transmission expansion cost sharing, and certain other operational and administrative costs from the MISO market. IPL received orders from the IURC that granted authority for IPL to defer such costs and seek recovery in a future basic rate case. Recovery of these costs is believed to be probable, but not certain. See Note 3, “Regulatory Matters.”

ARO and Accrued Asset Removal Costs

In accordance with ASC 715 and ASC 980, IPL recognizes the cost of removal component of its depreciation reserve that does not have an associated legal retirement obligation as a deferred liability. This amount is net of the portion of legal ARO costs that is currently being recovered in rates.

Indianapolis Power And Light Company [Member]
Entity Information [Line Items]
Regulatory Assets And Liabilities
REGULATORY ASSETS AND LIABILITIES

Regulatory assets represent deferred costs or credits that have been included as allowable costs or credits for ratemaking purposes. IPL has recorded regulatory assets or liabilities relating to certain costs or credits as authorized by the IURC or established regulatory practices in accordance with ASC 980. IPL is amortizing non tax‑related regulatory assets to expense over periods ranging from 1 to 35 years. Tax-related regulatory assets represent the net income tax costs to be considered in future regulatory proceedings generally as the tax-related amounts are paid.

The amounts of regulatory assets and regulatory liabilities at December 31 are as follows:

	2014	2013	Recovery Period
	(In Thousands)
Regulatory Assets
Current:
Environmental project costs	$—	$2,409	Through 2015 (1)
Green Power	93	—	Through 2015 (1)
Total current regulatory assets	$93	$2,409
Long-term:
Unrecognized pension and other
postretirement benefit plan costs	$229,590	$183,757	Various
Income taxes recoverable through rates	31,335	41,970	Various
Deferred MISO costs	110,500	97,540	To be determined (2)
Unamortized Petersburg Unit 4 carrying
charges and certain other costs	12,302	14,244	Through 2026 (1)(3)
Unamortized reacquisition premium on debt	24,585	25,893	Over remaining life of debt (1)
Environmental project costs	7,671	5,505	Through 2021 (2)
Other miscellaneous	3,210	538	To be determined
Total long-term regulatory assets	$419,193	$369,447
Total regulatory assets	$419,286	$371,856
Regulatory Liabilities
Current:
Deferred fuel	$17,837	$2,600	Through 2015 (1)
FTR’s	6,235	4,288	Through 2015 (1)
Fuel related	—	2,500	Through 2015 (4)
DSM program costs	2,001	3,048
Environmental projects	1,870	—	Through 2015 (1)
Total current regulatory liabilities	$27,943	$12,436
Long-term:
ARO and accrued asset removal costs	607,628	580,865	Not Applicable
Unamortized investment tax credit	3,289	4,317	Through 2021
Fuel related	—	571	To be determined (4)
Total long-term regulatory liabilities	$610,917	$585,753
Total regulatory liabilities	$638,860	$598,189

 (1) Recovered (credited) per specific rate orders
(2) Recovery is probable but timing not yet determined
(3) Recovered with a current return
(4) Per IURC Order, offset MISO transmission expansion costs beginning October 2011

Deferred Fuel

Deferred fuel costs are a component of current regulatory assets and are expected to be recovered through future FAC proceedings. IPL records deferred fuel in accordance with standards prescribed by the FERC. The deferred fuel adjustment is the result of variances between estimated fuel and purchased power costs in IPL’s FAC and actual fuel and purchased power costs. IPL is generally permitted to recover underestimated fuel and purchased power costs in future rates through the FAC proceedings and therefore the costs are deferred when incurred and amortized into fuel expense in the same period that IPL’s rates are adjusted to reflect these costs.

Deferred fuel was a regulatory liability of $17.8 million and $2.6 million as of December 31, 2014 and December 31, 2013. The deferred fuel liability increased $15.2 million in 2014 as a result of IPL charging more for fuel than our actual costs to our jurisdictional customers.

Unrecognized Pension and Postretirement Benefit Plan Costs

In accordance with ASC 715 “Compensation – Retirement Benefits” and ASC 980, we recognize a regulatory asset equal to the unrecognized actuarial gains and losses and prior service costs. Pension expenses are recorded based on the benefit plan’s actuarially determined pension liability and associated level of annual expenses to be recognized. The other postretirement benefit plan’s deferred benefit cost is the excess of the other postretirement benefit liability over the amount previously recognized.

Income Taxes Recoverable Through Rates

This amount represents the portion of deferred income taxes that we believe will be recovered through future rates, based upon established regulatory practices, which permit the recovery of current taxes. Accordingly, this regulatory asset is offset by a deferred tax liability and is expected to be recovered, without interest, over the period underlying book-tax timing differences reverse and become current taxes.

Deferred MISO Costs

These consist of administrative costs for transmission services, transmission expansion cost sharing, and certain other operational and administrative costs from the MISO market. IPL received orders from the IURC that granted authority for IPL to defer such costs and seek recovery in a future basic rate case. Recovery of these costs is believed to be probable, but not certain. See Note 3, “Regulatory Matters.”

ARO and Accrued Asset Removal Costs

In accordance with ASC 715 and ASC 980, IPL recognizes the cost of removal component of its depreciation reserve that does not have an associated legal retirement obligation as a deferred liability. This amount is net of the portion of legal ARO costs that is currently being recovered in rates.